Benefit Plans, Estimated Benefit Payments for the Next Five Years (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits [Member] | U.S. Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 5.0
2021	5.4
2022	4.8
2023	4.9
2024	4.5
Aggregate 2025-2029	18.8
Expected future employer contributions, next fiscal year	0.1
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	10.2
2021	10.5
2022	11.4
2023	11.5
2024	12.2
Aggregate 2025-2029	68.3
Expected future employer contributions, next fiscal year	5.0
Other Postretirement Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	0.3
2021	0.3
2022	0.3
2023	0.3
2024	0.2
Aggregate 2025-2029	1.0
Expected future employer contributions, next fiscal year	$ 0.3